Dear Shareholder: The Victory Prospectus for the International Growth Fund is being revised to reflect a change in the Investment Sub-Adviser of the Fund, a change of the Fund's name, and a change in investment strategy. The information in this Supplement is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                             Established Value Fund
                               Special Value Fund
                         Small Company Opportunity Fund
                            International Growth Fund
                            Nasdaq-100 Index(R) Fund

                          Supplement dated July 1, 2002
                      To the Prospectus dated March 1, 2002

1. Effective July 1, 2002, the International Growth Fund will change its name to the "International Fund."

2. On page 16, under "Principal Investment Strategies," replace the second paragraph with the following:

    The Fund will invest most of its assets in securities of companies traded on exchanges outside the U.S., including developed and emerging countries. In making investment decisions, the Adviser and the Fund's sub-adviser will employ a "bottom-up," value-oriented, and long-term investment philosophy. In choosing investments, the Fund's managers will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow.

3.  On page 16, under "Principal Risks," please add the following:

    O   Value stocks fall out of favor relative to growth stocks.

4. On page 36, please delete the fifth paragraph and replace it with the following:

    Leslie Z. Globits is primarily responsible for the management of the International Fund, including the selection and monitoring of its sub-advisers. Mr. Globits, a Portfolio Manager and Director of the Adviser, was previously a Senior Financial Analyst and Assistant Vice President in KeyCorp's Corporate Treasury Department, and has been with the Adviser or an affiliate since 1987.

5. On page 37, under "Organization and Management of the Funds," replace the last two paragraphs and the sentence which follows those paragraphs with the following:

    Templeton Investment Counsel, LLC. The Adviser currently has a Portfolio Management Agreement with Templeton Investment Counsel, LLC ("Templeton"), a Delaware limited liability company located in Ft. Lauderdale, Florida. Templeton has served as sub-adviser for all of the International Fund's assets since July 1, 2002. Templeton is an indirect wholly-owned subsidiary of Franklin Resources, Inc., a New York Stock Exchange listed company which is also known as Franklin Templeton Investments. As of March 31, 2002, Franklin Templeton Investments managed approximately $274 billion for its clients.

        Peter A. Nori is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Nori is an Executive Vice President, portfolio manager, and research analyst for Templeton. Mr. Nori has been employed by Franklin Templeton or an affiliate since 1987. Mr. Nori joined Templeton's global equity research team in 1994, as a research analyst. Mr. Nori is a Chartered Financial Analyst Charter Holder.


Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.


                                  VF-EQTY-SUPP1

                        STATEMENT OF ADDITIONAL INFORMATION

                              THE VICTORY PORTFOLIOS



Balanced Fund                Institutional Money Market Fund       Ohio Municipal Bond Fund
Convertible Fund             Intermediate Income Fund              Ohio Municipal Money Market Fund
Diversified Stock Fund       International Growth Fund             Prime Obligations Fund
Established Value Fund       LifeChoice Conservative               Real Estate Fund
Federal Money Market Fund    Investor Fund                         Small Company Opportunity Fund
Financial Reserves Fund      LifeChoice Growth Investor Fund       Special Value Fund
Fund for Income              LifeChoice Moderate Investor Fund     Stock Index Fund
Gradison Government          Nasdaq-100 Index(R) Fund              Tax-Free Money Market Fund
  Reserves Fund              National Municipal Bond Fund          Value Fund
Growth Fund                  New York Municipal Bond Fund


                     March 1, 2002 as revised June 24, 2002
                          and supplemented July 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectuses of the Funds listed above, as amended or supplemented from time to time (the "Prospectuses"). The Prospectus of each Fund is dated March 1, 2002. This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Victory Funds at P.O. Box 182593 Columbus, OH 43218-2593, or by calling toll free 800-539-FUND (800-539-3863).


INVESTMENT ADVISER AND SUB-ADMINISTRATOR    DIVIDEND DISBURSING AGENT AND
Victory Capital Management, Inc.            SERVICING AGENT
                                            BISYS Fund Services Ohio, Inc.
ADMINISTRATOR
BISYS Fund Services, Inc.                   CUSTODIAN
                                            KeyBank National Association
DISTRIBUTOR
BISYS Fund Services Limited Partnership     INDEPENDENT ACCOUNTANTS
                                            PricewaterhouseCoopers LLP
TRANSFER AGENT
BISYS Fund Services Ohio, Inc.              COUNSEL
                                            Kramer Levin Naftalis & Frankel LLP

1. Effective July 1, 2002, the International Growth Fund will change its name to the "International Fund."

2. On page 90, delete the information relating International Growth, and replace it with the following:

   -----------------------------------------------------------------------------
   International  Leslie Z.       Portfolio Manager and Director of the Adviser.
                  Globits         He has been employed by the Adviser or an
                  (since June     affiliate since 1987.
                  1996)
   -----------------------------------------------------------------------------
                  Peter A. Nori   Executive Vice President, portfolio manager,
                  (since July 1,  and research analyst for Templeton Investment
                  2002)           Counsel, LLC.  He has been employed by
                                  Franklin Templeton or an affiliate since 1987.
   -----------------------------------------------------------------------------


                                  VP-SAI-SUPP1

3. On page 91, under "Investment Sub-Adviser," delete the third and fourth paragraphs and replace with the following:

    Templeton Investment Counsel, LLC ("Templeton") serves as sub-adviser to the International Fund. Pursuant to an agreement with the Adviser dated as of July 1, 2002, the Adviser pays Templeton an annual fee based on the following schedule of average daily net assets managed by Templeton:

      0.625% on the first $50 million of assets;
      0.465% on the next $150 million of assets; and 0.35% on assets over $200 million.

    Templeton is a registered investment adviser with the SEC. As of March 31, 2002, Franklin Templeton Investments managed approximately $274 billion for their clients.

4. On page 92, under "Considerations of the Board of Trustees in Continuing the Advisory and Sub-Advisory Agreements," delete the first sentence and replace it with the following:

    The Board of Trustees last approved the Investment Advisory Agreement on December 13, 2001 for the Funds. On May 21, 2002, the Board initially approved the Sub-Advisory Agreement.

5. References to Credit Agricole Asset Management, S.A. or CAAM elsewhere in this Statement of Additional Information should be replaced by Templeton, where appropriate.





















Please insert this Supplement in the front of your Statement of Additional Information. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.


                                  VP-SAI-SUPP1